Costs of Telecommunications Products Sold	12 Months Ended
Dec. 31, 2020
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Costs of Telecommunications Products Sold
9.	COSTS OF TELECOMMUNICATIONS PRODUCTS SOLD

	2018	2019	2020
Handsets and other telecommunication products	27,403	26,220	26,619
Others	201	192	243

	27,604	26,412	26,862